Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Current tax	153,947,310	197,233,190	122,931,256	18,840,039
Deferred tax	(1,228,642)	(7,665,373)	(12,472,054)	(1,911,426)
Total	152,718,668	189,567,817	110,459,202	16,928,613

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31
	2018	2019	2020
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	4%	3%	0%
Effect of international rate difference	(1%)	0%	1%
Effect of preferential tax rate	(3%)	(5%)	0%
Tax effect of expenses that are not deductible in determining taxable profit	4%	7%	5%
Effective tax rate	29%	30%	31%

Components of Deferred Income Tax Assets and Liabilities	The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2018, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	15,741,149	22,229,252	3,406,782
Deferred revenue	146,046,006	132,881,621	20,365,000
Deferred rent	5,683,389	7,499,776	1,149,391
Bad debt expenses	5,268,134	7,622,390	1,168,182
Accrued expenses	7,368,561	15,971,223	2,447,697
Unrealised losses from equity securities	-	5,213,960	799,074
Valuation allowance	(19,619,046)	(24,186,707)	(3,706,775)
Total deferred tax assets	160,488,193	167,231,515	25,629,351
Deferred tax liabilities:
Depreciation of property and equipment	(3,864,132)	(3,990,387)	(611,554)
Unrealized gains from equity securities	(4,304,431)	(805,803)	(123,495)
Intangible assets arising from acquisition	(143,943,382)	(141,587,024)	(21,699,161)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(43,191,602)	(6,619,402)
Total deferred tax liabilities	(195,303,547)	(189,574,816)	(29,053,612)

Schedule of Unrecognized Tax Benefits

Unrecognized tax benefits — January 1, 2019	169,619,409
Increases — tax positions in the current period	104,031,858
Decreases — tax positions in prior period	(12,009,550)
Unrecognized tax benefits — December 31, 2019	261,641,717
Unrecognized tax benefits — January 1, 2020	261,641,717
Increases — tax positions in the current period	37,621,483
Decreases — tax positions in prior period	(8,583,298)
Unrecognized tax benefits — December 31, 2020	290,679,902